Summary of Significant Accounting Policies - Summary of Accounting Standards Update and Change in Accounting Principle (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Accounts receivable, net	$ 67		$ 161				$ 15
Prepaid expenses and other current assets	7,733		7,755				1,201
Total current assets	10,069		7,922				1,935
Property and equipment, net	701		624				703
Operating lease right-of-use assets	446		1,143				0
Finance lease right-of-use assets			800
Total assets	14,781		13,697				7,558
Current liabilities:
Accounts payable	13,106		12,891				14,042
Accrued salaries, wages and benefits	1,666		1,486				476
Deferred revenue	8,394		7,820				5,162
Operating lease liabilities	317		903				0
Total current liabilities	131,767		57,398				55,575
Noncurrent liabilities
Long-term operating lease liabilities	135		246				0
Due to related parties, net of current portion	18,546		9,762				5,909
Total liabilities	160,449		105,119				61,892
Commitments and contingencies (Note 19)
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable convertible preferred shares	133,667		130,667				118,692
Stockholders' equity
Common stock			279				186
Additional paid-in capital	128,707		126,335
Accumulated deficit	(416,932)		(351,839)				(277,477)
Total stockholders' equity (deficit)			(222,089)				(173,026)	$ (141,542)
Total liabilities, redeemable convertible preferred shares and shareholders' deficit	14,781		13,697				7,558
Related Party
Current liabilities:
Other current liabilities	12,699		4,947				90
Southern Airways Corporation
Assets [Abstract]
Cash	1,000		1,400
Accounts receivable, net	4,530		3,931				3,174
Prepaid expenses and other current assets	4,825		5,545				2,509
Total current assets	10,422		10,878				11,393
Property and equipment, net	34,940		36,554				14,295
Operating lease right-of-use assets	13,476		15,149			$ 11,200
Finance lease right-of-use assets	1,301		1,546			2,000
Other assets	3,446		3,283				3,091
Total assets	64,545		68,215				28,779
Current liabilities:
Accounts payable	6,013		4,644				1,754
Accrued salaries, wages and benefits	2,773		2,549				1,936
Deferred revenue	7,570		6,260	$ 6,719			4,513
Current maturities of long-term debt	1,985		1,980				497
Operating lease liabilities	3,572		3,302
Finance lease liabilities	142		134				129
Other current liabilities	4,555		5,516				2,072
Total current liabilities	29,400		27,510	19,320			11,917
Noncurrent liabilities
Long-term debt, net of current maturities	19,224		21,275				3,468
Long-term operating lease liabilities	7,188		8,452
Long-term finance lease liabilities	1,750		1,838				1,974
Due to related parties, net of current portion	298		697				747
Total noncurrent liabilities	36,039		38,479				10,878
Total liabilities	65,439		65,989	50,603			22,795
Commitments and contingencies (Note 19)
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable convertible preferred shares	3,624		3,624				3,624
Stockholders' equity
Common stock
Additional paid-in capital	9,965		9,858				8,468
Accumulated deficit	(14,483)		(10,579)	(8,444)			(6,108)
Total stockholders' equity (deficit)	(4,518)	$ (3,658)	(1,398)	$ 1,127	$ 1,652		2,360	$ (8,620)
Total liabilities, redeemable convertible preferred shares and shareholders' deficit	64,545		68,215				28,779
Southern Airways Corporation | Accounting Standards Update 2016-02
Assets [Abstract]
Cash							5,710
Accounts receivable, net							3,174
Prepaid expenses and other current assets							2,509
Total current assets							11,393
Property and equipment, net							14,295
Operating lease right-of-use assets							0
Finance lease right-of-use assets							0
Other assets							3,091
Total assets							28,779
Current liabilities:
Accounts payable							1,754
Accrued salaries, wages and benefits							1,936
Deferred revenue							4,513
Current maturities of long-term debt							497
Current maturities of capital lease liabilities							129
Operating lease liabilities							0
Finance lease liabilities							0
Current portion due to related parties							1,016
Other current liabilities							2,072
Total current liabilities							11,917
Noncurrent liabilities
Long-term debt, net of current maturities							3,468
Long-term capital lease obligations, net of current maturities							1,974
Long-term operating lease liabilities							0
Long-term finance lease liabilities							0
Due to related parties, net of current portion							747
Total noncurrent liabilities							10,878
Total liabilities							22,795
Commitments and contingencies (Note 19)
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable convertible preferred shares							3,624
Stockholders' equity
Common stock							0
Additional paid-in capital							8,468
Accumulated deficit							(6,108)
Total stockholders' equity (deficit)							2,360
Total liabilities, redeemable convertible preferred shares and shareholders' deficit							28,779
Southern Airways Corporation | Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Assets [Abstract]
Cash						0
Accounts receivable, net						0
Prepaid expenses and other current assets						0
Total current assets						0
Property and equipment, net						(2,054)
Operating lease right-of-use assets						11,174
Finance lease right-of-use assets						2,054
Other assets						0
Total assets						11,174
Current liabilities:
Accounts payable						0
Accrued salaries, wages and benefits						0
Deferred revenue						0
Current maturities of long-term debt						0
Current maturities of capital lease liabilities						(129)
Operating lease liabilities						1,635
Finance lease liabilities						129
Current portion due to related parties						1,819
Other current liabilities						(9)
Total current liabilities						3,445
Noncurrent liabilities
Long-term debt, net of current maturities						0
Long-term capital lease obligations, net of current maturities						(1,974)
Long-term operating lease liabilities						3,086
Long-term finance lease liabilities						1,974
Due to related parties, net of current portion						(14)
Total noncurrent liabilities						7,729
Total liabilities						11,174
Commitments and contingencies (Note 19)
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable convertible preferred shares						0
Stockholders' equity
Common stock						0
Additional paid-in capital						0
Accumulated deficit						0
Total stockholders' equity (deficit)						0
Total liabilities, redeemable convertible preferred shares and shareholders' deficit						11,174
Southern Airways Corporation | Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjusted Balance
Assets [Abstract]
Cash						5,710
Accounts receivable, net						3,174
Prepaid expenses and other current assets						2,509
Total current assets						11,393
Property and equipment, net						12,241
Operating lease right-of-use assets						11,174
Finance lease right-of-use assets						2,054
Other assets						3,091
Total assets						39,953
Current liabilities:
Accounts payable						1,754
Accrued salaries, wages and benefits						1,936
Deferred revenue						4,513
Current maturities of long-term debt						497
Current maturities of capital lease liabilities						0
Operating lease liabilities						1,635
Finance lease liabilities						129
Current portion due to related parties						2,835
Other current liabilities						2,063
Total current liabilities						15,362
Noncurrent liabilities
Long-term debt, net of current maturities						3,468
Long-term capital lease obligations, net of current maturities						0
Long-term operating lease liabilities						3,086
Long-term finance lease liabilities						1,974
Due to related parties, net of current portion						733
Total noncurrent liabilities						18,607
Total liabilities						33,969
Commitments and contingencies (Note 19)
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable convertible preferred shares						3,624
Stockholders' equity
Common stock						0
Additional paid-in capital						8,468
Accumulated deficit						(6,108)
Total stockholders' equity (deficit)						2,360
Total liabilities, redeemable convertible preferred shares and shareholders' deficit						39,953
Southern Airways Corporation | Related Party
Current liabilities:
Operating lease liabilities			1,772
Other current liabilities	2,790		3,125				1,016
Noncurrent liabilities
Long-term operating lease liabilities			2,606
Due to related parties, net of current portion	$ 7,579		$ 6,217				4,689
Southern Airways Corporation | Related Party | Accounting Standards Update 2016-02
Noncurrent liabilities
Due to related parties, net of current portion							$ 4,689
Southern Airways Corporation | Related Party | Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Noncurrent liabilities
Due to related parties, net of current portion						4,657
Southern Airways Corporation | Related Party | Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjusted Balance
Noncurrent liabilities
Due to related parties, net of current portion						$ 9,346